Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Apr. 05, 2011	Apr. 26, 2012
Debt Instrument [Line Items]
Long-term debt, Carrying Value	$ 14,811,142
Long-term debt, Fair Value	15,057,196	15,909,472
Current portion of long-term debt	49,000	24,418
Total long-term debt, excluding current portion	14,762,142	15,262,996
Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	15,287,414
Current portion of long-term debt	24,418
Total long-term debt, excluding current portion	15,262,996
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	3,500,000
Long-term debt, Fair Value	3,529,400	3,746,300
Total long-term debt, excluding current portion	3,500,000	3,500,000
Intelsat Luxembourg [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	3,500,000
Intelsat Luxembourg [Member] | 6.75% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	500,000
Long-term debt, Fair Value	509,400	530,000
Intelsat Luxembourg [Member] | 6.75% Senior Notes due 2018 [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	500,000
Intelsat Luxembourg [Member] | 7.75% Senior Notes due June 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,000,000
Long-term debt, Fair Value	2,005,000	2,145,000
Intelsat Luxembourg [Member] | 7.75% Senior Notes due June 2021 [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,000,000
Intelsat Luxembourg [Member] | 8.125% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,000,000
Long-term debt, Fair Value	1,015,000	1,071,300
Intelsat Luxembourg [Member] | 8.125% Senior Notes due 2023 [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,000,000
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	11,311,142		2,650,000
Long-term debt, Fair Value	11,527,796	12,138,754
Current portion of long-term debt	49,000
Total long-term debt, excluding current portion	11,262,142	11,762,996
Intelsat Jackson [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	11,762,996
Intelsat Jackson [Member] | 8.5% Senior Notes due November 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value		545,650
Intelsat Jackson [Member] | 8.5% Senior Notes due November 2019 [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	500,000
Intelsat Jackson [Member] | 8.5% Senior Notes due November 2019 [Member] | Prior Fiscal Year [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized discount	(2,864)
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,200,000			1,200,000
Long-term debt, Fair Value	2,318,360	2,409,000
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized premium	15,699
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,200,000
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member] | Prior Fiscal Year [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized premium	17,799
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,500,000		1,500,000
Long-term debt, Fair Value	1,563,750	1,612,500
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,500,000
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,150,000		1,150,000
Long-term debt, Fair Value	1,227,625	1,267,875
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,150,000
Intelsat Jackson [Member] | 6.625 % Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,275,000
Long-term debt, Fair Value	1,313,250	1,310,063
Intelsat Jackson [Member] | 6.625 % Senior Notes due 2022 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized premium	34,669
Intelsat Jackson [Member] | 6.625 % Senior Notes due 2022 [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,275,000
Intelsat Jackson [Member] | 6.625 % Senior Notes due 2022 [Member] | Prior Fiscal Year [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized premium	37,918
Intelsat Jackson [Member] | 5.5% Senior Notes due August 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,000,000
Long-term debt, Fair Value	1,980,000	1,890,000
Intelsat Jackson [Member] | 5.5% Senior Notes due August 2023 [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,000,000
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	3,095,000
Long-term debt, Fair Value	3,075,811	3,103,666
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized discount	(8,226)
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member] | Jackson Revolver [Member] | Estimate of Fair Value Measurement [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value	49,000
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member] | Jackson Revolver [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	49,000
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	3,095,000
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member] | Prior Fiscal Year [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized discount	(9,857)
Horizons Holdings [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value		24,418
Horizons Holdings [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	24,418
Horizons Holdings [Member] | Loan Payable to JSAT [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value		24,418
Horizons Holdings [Member] | Loan Payable to JSAT [Member] | Prior Fiscal Year [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	$ 24,418